RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. RELATED PARTY TRANSACTIONS

[a]	In 2012, the Company incurred $90,000 [2011 - $104,000 and 2010 - $96,000] in consulting fees to a company related to a director of the Company, of which $22,500 was outstanding balance as at December 31, 2012.

[b]	In 2012, the Company paid $110,723 [2011 - $103,651 and 2010 - $124,951] salary to the senior officers of the Company.

[c]	As at December 31, 2012, the Company has non-interest bearing advances from a stockholder and director of $9,500 [2011 - $31,613].

[d]	Included in accounts payable, $74,836 [2011 - $13,287] was payable to directors and senior officers of the Company.

[e]	Included in accounts receivable, $nil [2011 - $387] was receivable from senior officers of the Company.

[f]	As at December 31, 2011, an advance of $2,574 provided by the Company to a director as prepaid expenses had been settled during 2012.

[g]	In 2012, the Company incurred $12,000 [2011 - $12,000 and 2010 - $12,000] in director fees, of which $12,000 [2011 - $Nil] was outstanding and included in accounts payable and accrued liabilities as at December 31, 2012.

[h]	In 2012, the Company provided service for a total of $270,810 [2011 - $202,280 and 2010 - $139,091] to CWN Capital, of which $270,810 [2011 - $202,280] was outstanding and included in receivable from a related party as at December 31, 2012. The balance of receivable from a related party in the amount of $215,644 [2011 - $43,946] represents costs incurred on behalf of CWN Capital by the Company.

[i]	In 2012, the Company provided service for a total of $14,043 [2011and 2010 - $Nil] to CWN Mining Acquisition, a company has significantly influenced by CEO of the Company.

Also see note 6.

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.